Unaudited Interim Condensed Statements of Changes in Temporary Equity and Shareholders’ Equity - USD ($) $ in Thousands		Convertible Preferred A Shares	Ordinary Shares		Additional paid in capital	Accumulated Deficit	Total
Balance at Dec. 31, 2021		$ 9,965	$ 25		$ 35,987	$ (44,339)	$ (8,327)
Balance (in Shares) at Dec. 31, 2021		51,282	9,157,324
Issuance of convertible preferred shares		$ 2,000
Issuance of convertible preferred shares (in Shares)		10,256
Conversion of convertible preferred shares into ordinary shares upon completion of initial public offering		$ (11,965)	$ 8		11,957		11,965
Conversion of convertible preferred shares into ordinary shares upon completion of initial public offering (in Shares)		(61,538)	2,707,672
Issuance of units of ordinary shares and warrants in connection with the initial public offering, net of issuance expenses (**)	[1]		$ 12		13,575		13,587
Issuance of units of ordinary shares and warrants in connection with the initial public offering, net of issuance expenses (**) (in Shares)	[1]		3,787,241
Conversion of convertible debt into ordinary shares upon completion of initial public offering			$ 1		999		1,000
Conversion of convertible debt into ordinary shares upon completion of initial public offering (in Shares)			242,131
Issuance of ordinary shares as a result of exercise of options				[2]	10		10
Issuance of ordinary shares as a result of exercise of options (in Shares)			1,672
Share-based payment					289		289
Loss for the period						(5,248)	(5,248)
Balance at Jun. 30, 2022			$ 46		62,817	(49,587)	13,276
Balance (in Shares) at Jun. 30, 2022			15,896,040
Balance at Dec. 31, 2022			$ 46		63,033	(54,814)	8,265
Balance (in Shares) at Dec. 31, 2022			15,896,040
Issuance of shares as a result of exercise of warrants			$ 1		(1)
Issuance of shares as a result of exercise of warrants (in Shares)			195,448
Issuance of units of ordinary shares and warrants, net of issuance expenses (*)	[3]		$ 21		5,374		5,395
Issuance of units of ordinary shares and warrants, net of issuance expenses (*) (in Shares)	[3]		7,894,736
Share-based payment					165		165
Loss for the period						(5,835)	(5,835)
Balance at Jun. 30, 2023			$ 68		$ 68,571	$ (60,649)	$ 7,990
Balance (in Shares) at Jun. 30, 2023			23,986,224

[1]	Issuance costs in the amount of approximately $2,060.
[2]	Represents an amount less than $1.
[3]	Issuance expenses in the amount of approximately $605.